8. INVESTMENTS (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Investments Details 2
Investments in associates and joint controlled entities, beginning	R$ 4,568,451	R$ 3,998,239
Capital increase/acquisition of shares	20,579	190,651
Dividends	(79,189)	(36,765)
Comprehensive income	850,640	713,442
Equity in results of affiliated companies	147,800	108,031
Amortization of fair value - investment in MRS	(11,746)	(11,746)
Amortization of fair value - investment in CGPAR		(3,940)
Impairment of the Fair Value of Transnordestina		(387,989)
Others	3,460	(1,472)
Investments in associates and joint controlled entities, ending	R$ 5,499,995	R$ 4,568,451